Related party transactions, Key Management Personnel Compensation (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Fixed [Abstract]
Salary (annual) including pension	[1]	$ 1,320	$ 1,333
Reduction in salary			(1,700)
Variable [Abstract]
Cash bonus	[1]	2,455	2,384
Reduction in customary benefits			(300)
Reduction in cash bonus			(4,000)
Share-based compensation	[1]	1,281	1,178
Reduction in share-based compensation			(1,600)
Director's fees		$ 433	$ 377
LTIP 2024 [Member] | Share Options [Member] | CEO [Member]
Description of share-based payment arrangements [Abstract]
Number of options and RSU's received by key management personnel (in shares) | shares		617,581	595,374
LTIP 2024 [Member] | Share Options [Member] | CFO [Member]
Description of share-based payment arrangements [Abstract]
Number of options and RSU's received by key management personnel (in shares) | shares		134,479	129,645

[1]	Revisions were made to prior year comparatives as the Group has re-defined the composition of key management personnel in 2024. Salary was reduced by USD 1.7 million, customary benefits were reduced by USD 0.3 million, cash bonus was reduced by USD 4.0 million and share-based compensation was reduced by USD 1.6 million.